Earnings per Share (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Profit / (loss) attributable to equity holders of the Parent	$ 17,089,537	$ (25,772,658)	$ 19,624,143
Weighted average number of ordinary shares in issue (thousands)	$ 126,014	$ 126,014	$ 126,014
Basic earnings per share	$ 135.62	$ (204.52)	$ 155.73